SCHEDULE OF INCOME TAX EXPENSES (BENEFIT) (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Income Tax Disclosure [Abstract]
Total current
Total deferred
Total